Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$10,649
Non-current assets	2,407
Current liabilities	(13,264)
Long-term liabilities	(1,605)
Redeemable non-controlling interest	(13,284)
$(15,097)

Cash consideration, net of cash acquired of $5,873	(44,108)
Acquisition date fair value of contingent consideration	(14,566)
Total purchase consideration	$(58,674)

Acquired intangible assets	$30,398
Goodwill	$43,373
Aggregate Acquisitions

Current assets	$35,003
Non-current assets	6,705
Current liabilities	(44,880)
Long-term liabilities	(9,734)
Redeemable non-controlling interest	(17,700)
Non-controlling interests	(255)
$(30,861)

Note consideration	$(3,171)
Cash consideration, net of cash acquired of $11,427	(91,559)
Acquisition date fair value of contingent consideration	(13,339)
Total purchase consideration	$(108,069)

Acquired intangible assets	$39,369
Goodwill	$99,561
Aggregate Acquisitions

Current assets	$25,454
Non-current assets	2,591
Current liabilities	(34,611)
Long-term liabilities	(18,147)
Redeemable non-controlling interests	(43,533)
Non-controlling interests	(3,629)
$(71,875)

Note consideration	$(216)
Cash consideration, net of cash acquired of $15,852	(31,314)
Acquisition date fair value of contingent consideration	(8,110)
Total purchase consideration	$(39,640)

Gain on revaluation of previously held equity investment	$(820)

Acquired intangible assets	$46,819
Goodwill	$65,516

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings from continuing operations

Actual from acquired entities for 2015	$34,041	$3,961
Supplemental pro forma for 2015 (unaudited)	1,802,129	44,914
Supplemental pro forma for 2014 (unaudited)	1,782,253	57,672